Long-term Debt - Summary of Changes to Long-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Balance at beginning of year	$ 2,402,881	$ 1,884,182
Proceeds from long-term debt	219,378	500,000
Business combinations	0	314,670
Repayment of long-term debt	(320,002)	(536,700)
Net increase in revolving facilities	254,594	261,783
Amortization of deferred financing fees	1,701	2,170
Effect of movements in exchange rates	104,187	(159,433)
Effect of movements in exchange rates - OCI hedge	(84,764)	136,209
Balance at end of year	$ 2,577,975	$ 2,402,881